TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Expenses accrual	$ 59,107	$ 53,097
Suppliers	33,599	55,735
Advanced payments from customers	19,884	5,911
Trade payables	112,590	114,743
Amounts payable, related party transactions	165	169
Expenses accrual	3,684	2,006
TOTAL	3,684	2,006
Falcon Uru LLC
Disclosure of detailed information about borrowings [line items]
Amounts payable, related party transactions	$ 252	$ 169